Basis of Presentation and Management Plans - Additional Information (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Development Stage Enterprises [Abstract]
Deficit accumulated during the development stage	$ 45,000,000	$ 15,434,469		$ 6,421,969
Cash and cash equivalents	$ 79,022,000	$ 22,357,478	$ 24,128,000	$ 8,651,390	$ 11,183,752